Supplement Dated February 14, 2012
To The Summary Prospectus Dated May 1, 2011,
as amended August 29, 2011, and December 12, 2011

Supplement Dated February 14, 2012
as amended August 29, 2011, and December 12, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

All references to Prudential Asset Management (Singapore) Limited should be deleted and replaced with Eastspring Investments (Singapore) Limited.

All references to JNL/PAM Asia ex-Japan Fund should be changed to JNL/Eastspring Investments Asia ex-Japan Fund.

All references to JNL/PAM China-India Fund should be changed to JNL/Eastspring Investments China-India Fund.

This supplement is dated February 14, 2012.

(To be used with VC4224 05/11, JMV5763 05/11, JMV5763CA 05/11, JMV5763PA 05/11, JMV5763TX 05/11, JMV5763WFPAPER 05/11, JMV5763MLPAPER 05/11, JMV5763SB 05/11, VC5890 05/11, VC5890MLPAPER 05/11, VC5890SB 05/11, JMV7697 12/11, JMV7697SB 12/11, VC5869 05/11, VC5869SB 05/11, JMV7698 12/11, JMV7698SB 12/11, JMV2731 05/11, VC5995 05/11, JMV5765 05/11, FVC4224FT 05/11, V6016 05/11, VC3656 05/11, VC5526 05/11, VC5825 05/11, VC5884 05/11, VC5885 05/11, VC3723 05/11, VC3657 05/11, NV4224 05/11, NV4224WFPAPER 05/11, NV4224SB 05/11, NV5869 05/11, NV5869SB 05/11, JMV7698NY 12/11, JMV7698NYSB 12/11, NV5890 05/11, NV5890SB 05/11, JMV7697NY 12/11, JMV7697NYSB 12/11, NMV2731 05/11, NV3174 05/11, NV3174CE 05/11, NV6016 05/11, NV5526 05/11, NV3784 05/11, HR105 05/11 and VC2440 5/11.)

CMX8718 02/12

Supplement Dated February 14, 2012
To The Statement of Additional Information
Dated May 1, 2011, as amended August 29, 2011, and December 12, 2011

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

All references to Prudential Asset Management (Singapore) Limited should be deleted and replaced with Eastspring Investments (Singapore) Limited.

All references to JNL/PAM Asia ex-Japan Fund should be changed to JNL/Eastspring Investments Asia ex-Japan Fund.

All references to JNL/PAM China-India Fund should be changed to JNL/Eastspring Investments China-India Fund.

This Supplement is dated February 14, 2012.

(To be used with V3180 05/11 and V3180PROXY 05/11.)
CMX8719 02/12